SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

December 31, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 93.37%
Australia — 0.82%
$ 994,000	Perenti Finance Pty Ltd., 6.50%, 10/7/25(a)	$1,063,811
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	81,966
196,445	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	185,640

		1,331,417

Canada — 6.04%
740,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(a)	750,401
2,209,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	2,389,034
517,000	Bombardier, Inc., 7.88%, 4/15/27(a)	476,286
727,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.88%, 2/15/30(a)	750,809
674,000	Hudbay Minerals, Inc., 6.13%, 4/1/29(a)	727,272
1,354,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	1,388,978
496,000	Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	525,605
730,000	New Gold, Inc., 7.50%, 7/15/27(a)	805,738
537,000	Parkland Corp., 5.88%, 7/15/27(a)	579,949
413,000	Telesat Canada / Telesat LLC, 4.88%, 6/1/27(a)	427,455
925,000	Telesat Canada / Telesat LLC, 6.50%, 10/15/27(a)	966,625

		9,788,152

Cayman Islands — 0.86%
1,562,665	Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(a)	1,394,678

France — 1.81%
201,000	Altice France SA/France, 8.13%, 2/1/27(a)	221,813
245,000(d)	Banijay Entertainment SASU, 3.50%, 3/1/25	298,285
1,400,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	1,448,468
372,000(d)	Banijay Group SAS, 6.50%, 3/1/26	455,874
397,000(d)	Parts Europe SA, 6.50%, 7/16/25	504,171

		2,928,611

Germany — 1.47%
678,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	708,510
600,000	Commerzbank AG, 7.00%, (e),(f)	641,225
631,945	IHO Verwaltungs GmbH, 6.38%, 5/15/29(a)	695,140
260,000(d)	Vertical Holdco GmbH, 6.63%, 7/15/28	340,397

		2,385,272

Italy — 1.43%
804,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	757,770
300,000	Intesa Sanpaolo SpA, MTN, 7.70%, (a),(e),(f)	339,658
500,000	Telecom Italia Capital SA, 6.38%, 11/15/33	612,605

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 300,000	UniCredit SpA, 5.86%, 6/19/32(a),(e)	$337,121
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(e)	266,185

		2,313,339

Luxembourg — 2.12%
423,000	Altice Financing SA, 5.00%, 1/15/28(a)	430,639
105,000(d)	Altice France Holding SA, 4.00%, 2/15/28	121,906
941,000	Altice France Holding SA, 6.00%, 2/15/28(a)	952,979
1,412,000	Altice France Holding SA, 10.50%, 5/15/27(a)	1,589,361
264,000(d)	Summer BC Holdco B SARL, 5.75%, 10/31/26	338,803

		3,433,688

Mexico — 0.35%
500,000	BBVA Bancomer SA, 5.88%, 9/13/34(a),(e)	572,500

Netherlands — 1.41%
870,000(d)	IPD 3 BV, 5.50%, 12/1/25(a)	1,094,740
530,000	Trivium Packaging Finance BV, 5.50%, 8/15/26(a)	557,541
600,000	UPC Holding BV, 5.50%, 1/15/28(a)	632,937

		2,285,218

Singapore — 0.31%
687,000	Avation Capital SA, 6.50%, 5/15/21(a)	497,789

Spain — 0.94%
1,342,000	Cirsa Finance International Sarl, 7.88%, 12/20/23(a)	1,355,420
160,000(d)	Haya Real Estate SA, 5.25%, 11/15/22	163,695

		1,519,115

Switzerland — 0.50%
720,000	Credit Suisse Group AG, 7.25%, (e),(f)	810,591

United Arab Emirates — 0.33%
508,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	532,740

United Kingdom — 2.06%
670,000	Barclays Plc, 6.13%, (e),(f)	723,879
630,000(d)	Pinnacle Bidco Plc, 5.50%, 2/15/25(a)	759,198
680,000(g)	Stonegate Pub Co. Financing 2019 Plc, 8.25%, 7/31/25	938,424
476,000	Virgin Media Finance Plc, 5.00%, 7/15/30(a)	495,131
413,000	Vmed O2 UK Financing I Plc, 4.25%, 1/31/31(a)	421,938

		3,338,570

United States — 72.92%
631,000	Adient US LLC, 7.00%, 5/15/26(a)	686,808
632,000	Adient US LLC, 9.00%, 4/15/25(a)	706,849

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 530,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	$558,149
1,140,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	1,152,898
239,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	266,851
731,000	Aramark Services, Inc., 6.38%, 5/1/25(a)	781,270
648,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	677,547
768,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	802,279
153,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	163,625
524,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.38%, 4/1/24(a)	534,411
410,000(d)	Avis Budget Finance Plc, 4.75%, 1/30/26	487,831
1,089,000	Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	1,175,961
625,000	Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	695,407
360,000	Bausch Health Cos., Inc., 5.25%, 2/15/31(a)	376,099
1,030,000	Bausch Health Cos., Inc., 6.25%, 2/15/29(a)	1,116,430
1,340,000	Bausch Health Cos., Inc., 7.00%, 3/15/24(a)	1,376,850
712,000	Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	728,763
619,000	Boyd Gaming Corp., 8.63%, 6/1/25(a)	687,812
629,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	656,457
516,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	549,422
664,400	Caesars Entertainment, Inc., 8.13%, 7/1/27(a)	735,374
1,000,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	1,009,440
400,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	423,653
1,907,000	Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24(a)	2,080,403
474,000	Carpenter Technology Corp., 6.38%, 7/15/28	521,676
1,749,000	Carriage Services, Inc., 6.63%, 6/1/26(a)	1,868,510
1,068,000	Carvana Co., 5.88%, 10/1/28(a)	1,108,114
823,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	888,107
493,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	515,013
774,000	CenturyLink, Inc., 4.00%, 2/15/27(a)	795,242
684,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	703,015
500,000	Cheniere Energy Partners LP, 5.63%, 10/1/26	521,567
1,090,000	Citigroup, Inc., Series W, 4.00%, (e),(f)	1,119,751
1,017,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	1,089,559
1,445,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(a)	1,563,008
937,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26(a)	1,010,269
1,046,000	CommScope, Inc., 7.13%, 7/1/28(a)	1,113,319
604,000	Constellium SE, 5.63%, 6/15/28(a)	649,552
859,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	898,449
643,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	704,770
1,776,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	1,869,137
495,000	DISH DBS Corp., 7.38%, 7/1/28	529,097

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 863,000	Encompass Health Corp., 4.50%, 2/1/28	$904,119
1,472,000	Ford Motor Co., 9.00%, 4/22/25	1,805,032
1,269,000	Ford Motor Credit Co. LLC, 4.13%, 8/17/27	1,326,649
607,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	659,534
240,000	Gap, Inc. (The), 8.63%, 5/15/25(a)	267,544
843,000	General Motors Financial Co., Inc., Series C, 5.70%, (e),(f)	938,629
638,000	Genworth Mortgage Holdings, Inc., 6.50%, 8/15/25(a)	689,296
1,342,000	G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	1,463,745
447,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29(a)	484,418
455,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	487,291
1,153,000	GrafTech Finance, Inc., 4.63%, 12/15/28(a)	1,165,234
908,000	Gray Television, Inc., 4.75%, 10/15/30(a)	925,378
1,262,000	Gray Television, Inc., 7.00%, 5/15/27(a)	1,381,553
1,000,000	Griffon Corp., 5.75%, 3/1/28	1,062,076
1,329,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	1,350,500
320,000	Guitar Center, Inc., 8.50%, 1/15/26(a)	332,800
1,856,000	H&E Equipment Services, Inc., 3.88%, 12/15/28(a)	1,875,395
603,000	HCA, Inc., 5.88%, 5/1/23	661,976
231,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	246,784
403,000	Interface, Inc., 5.50%, 12/1/28(a)	424,633
626,000	International Game Technology Plc, 5.25%, 1/15/29(a)	671,907
816,000	IRB Holding Corp., 7.00%, 6/15/25(a)	890,305
474,000	Iron Mountain, Inc., 5.63%, 7/15/32(a)	524,302
1,100,000	Kraft Heinz Foods Co., 4.88%, 10/1/49(a)	1,276,561
758,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(a)	773,361
1,588,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	1,681,981
1,363,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	1,414,163
646,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	696,404
681,000	LD Holdings Group LLC, 6.50%, 11/1/25(a)	715,078
412,000	LifePoint Health, Inc., 4.38%, 2/15/27(a)	416,711
312,000	LifePoint Health, Inc., 5.38%, 1/15/29(a)	311,135
510,000	Lithia Motors, Inc., 4.38%, 1/15/31(a)	546,124
812,000	LogMeIn, Inc., 5.50%, 9/1/27(a)	850,267
1,632,000	Matthews International Corp., 5.25%, 12/1/25(a)	1,649,068
368,000	Meritor, Inc., 4.50%, 12/15/28(a)	377,438
1,491,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 3.88%, 2/15/29(a)	1,527,328
946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25(a)	1,012,788
375,000	Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/30(a)	392,292
379,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(a)	401,145
351,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	373,454
1,315,000	Neon Holdings, Inc., 10.13%, 4/1/26(a)	1,437,400
1,829,000	Netflix, Inc., 5.50%, 2/15/22	1,918,802
585,000	Nexstar Broadcasting, Inc., 4.75%, 11/1/28(a)	612,534
582,000	Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	625,800

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 750,000	Novelis Corp., 5.88%, 9/30/26(a)	$785,479
630,000	NuStar Logistics LP, 6.38%, 10/1/30	712,619
1,297,000	Pike Corp., 5.50%, 9/1/28(a)	1,366,115
1,305,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	1,382,151
1,094,080	PowerTeam Services LLC, 9.03%, 12/4/25(a)	1,217,142
572,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 8/31/27(a)	569,602
1,602,000	Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(a)	1,692,472
902,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	939,974
578,000	Realogy Group LLC / Realogy Co-Issuer Corp., 7.63%, 6/15/25(a)	626,850
1,292,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	1,432,714
1,488,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26(a)	1,586,082
1,721,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	1,882,911
1,294,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	1,291,994
357,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.00%, 10/15/27(a)	366,061
691,000	Scientific Games International, Inc., 5.00%, 10/15/25(a)	712,658
678,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	727,877
837,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	901,408
380,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	388,642
1,047,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	1,079,983
1,325,000	Sirius XM Radio, Inc., 4.63%, 7/15/24(a)	1,373,487
833,000	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)	869,472
382,000	Sprint Communications, Inc., 11.50%, 11/15/21	415,023
1,000,000	Sprint Corp., 7.25%, 9/15/21	1,040,451
1,433,000	SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	1,496,984
1,333,000	TEGNA, Inc., 5.00%, 9/15/29	1,408,326
349,000	Tenet Healthcare Corp., 4.63%, 6/15/28(a)	367,155
1,442,000	Tenet Healthcare Corp., 6.13%, 10/1/28(a)	1,501,438
607,000	Tenneco, Inc., 7.88%, 1/15/29(a)	681,539
1,832,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	2,028,818
419,000	Townsquare Media, Inc., 6.88%, 2/1/26(a)	438,360
655,000	TransDigm, Inc., 5.50%, 11/15/27	688,976
333,000	TransDigm, Inc., 6.25%, 3/15/26(a)	354,858
449,000	TransDigm, Inc., 8.00%, 12/15/25(a)	495,628
900,000	TreeHouse Foods, Inc., 4.00%, 9/1/28	931,729
612,000	TripAdvisor, Inc., 7.00%, 7/15/25(a)	661,926
1,587,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	1,703,978
1,452,000	Verscend Escrow Corp., 9.75%, 8/15/26(a)	1,578,305
375,000	Vertical Holdco GMBH, 7.63%, 7/15/28(a)	408,359
1,445,000	Voyager Aviation Holdings LLC / Voyager Finance Co., 9.00%, 8/15/21(a)	841,560
414,000	Western Midstream Operating LP, 5.30%, 3/1/48	409,900
1,011,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	1,078,405

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 846,000	Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(a)	$849,043
1,358,000	Yum! Brands, Inc., 3.63%, 3/15/31	1,376,504

		118,110,636

Total Corporate Bonds		151,242,316

(Cost $144,264,976)

Shares
Preferred Stocks — 0.71%
United States — 0.71%
45,700	U.S. Cellular Corp.	1,152,097

Total Preferred Stocks		1,152,097

(Cost $1,142,614)

Common Stocks — 0.03%
Australia — 0.03%
70,137	Quintis Ltd.(b),(c)	49,797

United States — 0.00%
12,785	Vertellus Escrow U.S.(c)	0
12,785	W R Grace & Co.(c)	0

		0

Total Common Stocks		49,797

(Cost $1)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	3

Total Rights/Warrants		3

(Cost $0)

Investment Company — 5.57%
9,027,274	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	9,027,274

Total Investment Company		9,027,274

(Cost $9,027,274)

Total Investments		$161,471,487
(Cost $154,434,865) — 99.68%

Other assets in excess of liabilities — 0.32%		512,528

NET ASSETS — 100.00%		$161,984,015

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2020 (Unaudited)

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Principal amount denoted in Euros.

(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.

(g)	Principal amount denoted in British Pounds.

(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2020 (Unaudited)

Foreign currency exchange contracts as of December 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Depreciation
USD	1,040,938	EUR	875,000	Citibank N.A.	2/10/21	$ (29,036)
USD	1,028,060	EUR	864,927	Citibank N.A.	2/10/21	(29,598)
USD	1,126,836	EUR	950,000	Citibank N.A.	2/10/21	(34,850)
USD	1,414,462	EUR	1,184,073	Citibank N.A.	2/10/21	(33,455)
USD	981,487	GBP	750,000	Citibank N.A.	2/10/21	(44,436)
Total						$(171,375)

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

MTN - Medium Term Note

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer, Cyclical	24.85%
Communications	19.21%
Consumer, Non-cyclical	17.03%
Financial	11.32%
Industrial	9.34%
Basic Materials	7.86%
Energy	2.40%
Technology	1.26%
Utilities	0.84%
Other*	5.89%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, foreign currency exchange contracts and accrued expenses payable.